Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Investment Trust
Entity Central Index Key	0000916488
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Class A
Trading Symbol	TAGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.20%
[1]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Global Balanced Fund returned 0.44%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	0.44	-0.42	0.91
Class A (with sales charge)	-4.92	-1.57	0.34
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[3]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Class A1
Trading Symbol	TINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$120	1.20%
[4]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A1 shares of Templeton Global Balanced Fund returned 0.44%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A1	0.44	-0.41	0.95
Class A1 (with sales charge)	-3.43	-1.16	0.56
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[6]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Class C
Trading Symbol	FCGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$195	1.95%
[7]
Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Global Balanced Fund returned -0.33%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-0.33	-1.15	0.17
Class C (with sales charge)	-1.29	-1.15	0.17
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[9]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Class C1
Trading Symbol	TCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$160	1.60%
[10]
Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Templeton Global Balanced Fund returned 0.05%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	0.05	-0.79	0.54
Class C1 (with sales charge)	-0.91	-0.79	0.54
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[12]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Class R
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$145	1.45%
[13]
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Global Balanced Fund returned 0.21%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	0.21	-0.57	0.70
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[15]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Class R6
Trading Symbol	FGGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$88	0.88%
[16]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Global Balanced Fund returned 0.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	0.79	-0.06	1.27
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[18]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Balanced Fund
Class Name	Advisor Class
Trading Symbol	TZINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$95	0.95%
[19]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Global Balanced Fund returned 0.70%. The Fund compares its performance to the MSCI All Country World Index-NR, the Bloomberg Multiverse Index and the Blended Benchmark†, which returned 17.49%, -1.34% and 7.78%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest rate strategies contributed to relative performance for the fixed interest portion of the Fund. Overweighted duration exposures in Egypt, South Africa, India and Kazakhstan contributed to relative returns.

↑	Overall credit exposures contributed to relative returns, due to overweight positions in USD-denominated sub-investment grade sovereign credit.
↑	In currencies, underweighted exposure to the euro contributed to relative returns.
↑	In the equity portfolio, stock selection in financials, consumer staples and health care contributed to relative performance for the year.

Top detractors from performance:
↓
Currency positions across regions detracted from performance, including the Japanese yen, South Korean won, Kazakhstani tenge, Brazilian real, Mexican peso, Colombian peso, Australian dollar, Hungarian forint and Egyptian pound.

↓	In interest rate strategies, underweighted duration exposure to China and overweighted duration exposure to Brazil also detracted from relative performance.
↓
An underweight and stock selection in the information technology sector was the primary detractor from equity returns, with limited exposure to rallying U.S. mega-cap tech stocks a major headwind to relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	0.70	-0.16	1.20
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Blended Benchmark†	7.78	4.22	4.91
[20]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 291,702,427
Holdings Count | $ / shares	126	[21]
Advisory Fees Paid, Amount	$ 2,228,238
Investment Company Portfolio Turnover	43.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$291,702,427
Total Number of Portfolio Holdings*	126
Total Management Fee Paid	$2,228,238
Portfolio Turnover Rate	43.31%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[21]
*	Does not include derivatives, except purchased options, if any.